Intangible Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

NOTE 5 – INTANGIBLE ASSETS, net

Intangible assets, net, consists of the following as of:

	September 30, 2018 (Unaudited)	December 31, 2017
Patents	$522,575	$493,027
Less accumulated amortization	(285,795)	(263,843)
	236,780	229,184
Patents pending	198,361	197,426
Total intangible assets, net	$435,141	$426,610

Patents are amortized straight-line over a period of fifteen years. Amortization expense was $6,717 and $21,952 for the three and nine-months ended September 30, 2018, respectively, and $5,892 and $17,676 for the three and nine-months ended September 30, 2017, respectively.

The Company has capitalized costs for several patents that are still pending. In those instances, the Company has not recorded any amortization. The Company will commence amortization when these patents are approved.

The Company owns 25 issued patents, including 14 in the United States and 11 others in Europe, Canada, China, India, Japan, and Hong Kong. These patents will expire beginning in 2023 through 2028, subject to any patent term extensions of the individual patent. The Company has 3 foreign patent applications pending in Europe and Brazil.

NOTE 5 – INTANGIBLE ASSETS, net

Intangible assets, net, consists of the following as of December 31:

	2017	2016
Patents	$493,027	$432,985
Less accumulated amortization	(263,843)	(240,275)
	229,184	192,710
Patents pending	197,426	238,060
Total intangible assets, net	$426,610	$430,770

Patents are amortized straight-line over a period of fifteen years. Amortization expense was $23,568 and $22,933 for the years ended December 31, 2017 and 2016, respectively.

The Company has capitalized costs for several patents that are still pending. In those instances, the Company has not recorded any amortization. The Company will commence amortization when these patents are approved.

The Company owns 22 issued patents, including 14 in the United States and 8 others in China, India, Japan, and Hong Kong. These patents will expire during the years of 2023 to 2028, subject to any patent term extensions of the individual patent. The Company has 4 foreign patent applications pending in Europe, Canada, and Brazil.